Assumptions to Estimate Fair Value of Stock Acquisition Rights on Date of Grant Used in Black-Scholes Option Pricing Model (Detail) (Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited)
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Mizuho Financial Group Inc, Mizuho Bank Limited and Mizuho Corporate Bank Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.10%	0.15%
Expected volatility	29.30%	34.04%
Expected remaining term (in years)	2 years 5 months 1 day	2 years 4 months 2 days
Expected dividend yield	4.69%	5.66%